Cash and Cash Equivalents - Summary of cash and cash equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Treasury bills and other eligible bills	€ 1	€ 23	€ 0
Deposits from banks/Loans and advances to banks	7,776	1,122	478
Cash and balances with central banks	87,614	106,520	111,087
Cash and cash equivalents at end of year	95,391	107,665	111,566	€ 54,031
Treasury bills and other eligible bills included in cash and cash equivalents
Treasury bills and other eligible bills included in securities at AC	0	23	0
Total treasury bills and other eligible bills included in cash and cash equivalents	1	23	0
Deposits from banks/Loans and advances to banks included in cash and cash equivalents:
Deposits from banks	(6,172)	(7,059)	(8,788)
Loans and advances to banks	13,948	8,181	9,266
Total deposits from banks/Loans and advances to banks included in cash and cash equivalents	7,776	1,122	478
Deposits from banks/Loans and advances to banks not included in cash and cash equivalents:
Deposits from banks	(50,460)	(78,033)	(69,310)
Loans and advances to banks	21,156	15,411	16,098
Total deposits from banks/Loans and advances to banks not not included in cash and cash equivalents	(29,304)	(62,621)	(53,212)
Deposits from banks/Loans and advances to banks included in the statement of financial position:
Deposits from banks	(56,632)	(85,092)	(78,098)
Loans and advances to banks	35,104	23,592	25,364
Total deposits from banks/Loans and advances to banks included in the statement of financial position	€ (21,528)	€ (61,500)	€ (52,733)